HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                         SUPPLEMENT DATED JULY 21, 2006
              TO FIDUCIARY SHARES PROSPECTUS DATED DECEMBER 1, 2005


THIS SUPPLEMENT, WHICH REPLACES THE SUPPLEMENT DATED JANUARY 30, 2006 IN ITS ENTIRETY, PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

I. AS OF FEBRUARY 1, 2006 TRUSCO CAPITAL MANAGEMENT, INC. ("TRUSCO") REPLACED CHARTWELL INVESTMENT PARTNERS, GIVENNAMEL.P. AS SUB-ADVISER TO HIGHMARK SMALL CAP GROWTH FUND (THE "SMALL CAP GROWTH FUND") PURSUANT TO AN INTERIM SUB-ADVISORY AGREEMENT. ON JUNE 26, 2006, THE SMALL CAP GROWTH FUND HELD A MEETING OF SHAREHOLDERS AT WHICH A DEFINITIVE SUB-ADVISORY AGREEMENT BETWEEN TRUSCO AND HIGHMARK CAPITAL MANAGEMENT, INC., THE SMALL CAP GROWTH FUND'S INVESTMENT ADVISER, WAS APPROVED. SINCE JUNE 30, 2006, TRUSCO HAS SERVED AS THE SUB-ADVISER TO THE SMALL CAP GROWTH FUND PURSUANT TO THE DEFINITIVE SUB-ADVISORY AGREEMENT BETWEEN TRUSCO AND HIGHMARK CAPITAL MANAGEMENT, INC.

AS A RESULT OF THE ENGAGEMENT OF TRUSCO AS THE SUB-ADVISER TO THE SMALL CAP GROWTH FUND, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The sub-section under the heading "Investment Strategy" in the section "Small Cap Growth Fund" on page 14 is deleted in its entirety and replaced with the following:

HighMark Small Cap Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. SMALL CAPITALIZATION companies that the portfolio managers believe offer above average growth potential.

Under normal circumstances, the Fund will invest at least 80% of its assets in SMALL CAPITALIZATION companies.

In analyzing specific companies for possible investment, the Fund's portfolio managers look for businesses that demonstrate strong increases in earnings per share and continue to strengthen their fundamental capabilities, competitive positions, product and service offerings and customer bases. The portfolio managers initiate investments opportunistically, concentrating the Fund's holdings in companies best positioned for most rapid growth. The portfolio managers utilize a variety of valuation techniques and parameters to determine the risk/reward potential for each company. A company's valuation is always viewed within the context of its underlying growth and fundamental trends. Quarterly earnings expectations and results are carefully monitored, and the Fund's portfolio managers consider whether to sell a particular security when any of the key growth, fundamental or valuation factors materially changes.

In addition to those described above, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest up to 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 51.

(2) The subsection under the subheading "Small Cap Growth Fund" under the heading "Sub-Advisers" on page 42 is deleted in its entirety and replaced with the following:

         Trusco Capital Management, Inc. ("Trusco") serves as the sub-adviser to the Small Cap Growth Fund. Under an investment sub-advisory agreement between Trusco and HighMark Capital Management, Trusco makes day-to-day investment decisions regarding the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

         Trusco is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Georgia corporation. As of December 31, 2005, Trusco managed approximately $71 billion in assets.

(3)      The  subsection under the  subheading "SUB-ADVISER (Small Cap Growth
Fund)" under the heading "HighMark Funds Service Providers" on the back cover page is deleted in its entirety and replaced with the following:


         TRUSCO CAPITAL MANAGEMENT, INC.
         50 Hurt Plaza, Suite 1400
         Atlanta, GA 30303

II. AS OF JUNE 26, 2006, TRUSCO REPLACED THE PORTFOLIO MANAGERS OF THE SMALL CAP GROWTH FUND WITH JAMES P.FOSTER AND STUART F. VAN ARSDALE. AS A RESULT OF SUCH REPLACEMENT, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) In the table under the heading Portfolio Managers on page 44, the portfolio managers and footnote reference listed for HighMark Small Cap Growth Fund are replaced in their entirety with the following portfolio managers and footnote reference: James P. Foster and Stuart F. Van Arsdale(2). In addition, footnote (4) to the table is deleted in its entirety.

(2) In the tables under the heading Portfolio Managers on pages 45-47, all references to Edward A. Antoian, Kevin R. Baker, David Choi, John A. Heffern and Michael D. Jones are deleted in their entirety and replaced with the following:


         ----------------------- ------------------------------ ----------------------------------
                                                                Business Experience
         Portfolio Manager       Length of Service with Fund    During Past Five Years
         ----------------------- ------------------------------ ----------------------------------
         James P. Foster         HighMark Small Cap Growth      Portfolio Manager and Managing
                                 Fund since 2006.               Director of Trusco Capital
                                                                Management, Inc.; employee since
                                                                1988.
         ----------------------- ------------------------------ ----------------------------------
         Stuart F. Van           HighMark Small Cap Growth      Portfolio Manager and
         Arsdale                 Fund since 2006.               Managing Director of Trusco
                                                                Capital Management, Inc.;
                                                                employee from 1980 to 1998 and
                                                                2002 to present; director of
                                                                growth investments at Deprince Race
                                                                & Zollo, an asset management firm,
                                                                from 1998 to 2002.
         ----------------------- ------------------------------ ----------------------------------


III. EFFECTIVE AS OF AUGUST 1, 2006, HIGHMARK FUNDS IS CHANGING THE MAXIMUM VALUE OF SHARES NOT REQUIRING A MEDALLION GUARANTEE UPON SALE FROM $5,000 TO $50,000. AS A RESULT, EFFECTIVE AS OF AUGUST 1, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

The first bullet point in the subsection under the subheading "Selling Shares in Writing" on page 37 in the section under the heading "Selling Shares" is deleted in its entirety and replaced with the following:

    o    you are selling more than $50,000 worth of Shares.


PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                         SUPPLEMENT DATED JULY 21, 2006
               TO RETAIL SHARES PROSPECTUS DATED DECEMBER 1, 2005


THIS SUPPLEMENT, WHICH REPLACES THE SUPPLEMENTS DATED JANUARY 30, 2006 AND APRIL 3, 2006 IN THEIR ENTIRETY, PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

I. AS OF FEBRUARY 1, 2006 TRUSCO CAPITAL MANAGEMENT, INC. ("TRUSCO") REPLACED CHARTWELL INVESTMENT PARTNERS, GIVENNAMEL.P. AS SUB-ADVISER TO HIGHMARK SMALL CAP GROWTH FUND (THE "SMALL CAP GROWTH FUND") PURSUANT TO AN INTERIM SUB-ADVISORY AGREEMENT. ON JUNE 26, 2006, THE SMALL CAP GROWTH FUND HELD A MEETING OF SHAREHOLDERS AT WHICH A DEFINITIVE SUB-ADVISORY AGREEMENT BETWEEN TRUSCO AND HIGHMARK CAPITAL MANAGEMENT, INC., THE SMALL CAP GROWTH FUND'S INVESTMENT ADVISER, WAS APPROVED. SINCE JUNE 30, 2006, TRUSCO HAS SERVED AS THE SUB-ADVISER TO THE SMALL CAP GROWTH FUND PURSUANT TO THE DEFINITIVE SUB-ADVISORY AGREEMENT BETWEEN TRUSCO AND HIGHMARK CAPITAL MANAGEMENT, INC.

AS A RESULT OF THE ENGAGEMENT OF TRUSCO AS THE SUB-ADVISER TO THE SMALL CAP GROWTH FUND, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The sub-section under the heading "Investment Strategy" in the section "Small Cap Growth Fund" on page 14 is deleted in its entirety and replaced with the following:

HighMark Small Cap Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. SMALL CAPITALIZATION companies that the portfolio managers believe offer above average growth potential.

Under normal circumstances, the Fund will invest at least 80% of its assets in SMALL CAPITALIZATION companies.

In analyzing specific companies for possible investment, the Fund's portfolio managers look for businesses that demonstrate strong increases in earnings per share and continue to strengthen their fundamental capabilities, competitive positions, product and service offerings and customer bases. The portfolio managers initiate investments opportunistically, concentrating the Fund's holdings in companies best positioned for most rapid growth. The portfolio managers utilize a variety of valuation techniques and parameters to determine the risk/reward potential for each company. A company's valuation is always viewed within the context of its underlying growth and fundamental trends. Quarterly earnings expectations and results are carefully monitored, and the

Fund's portfolio managers consider whether to sell a particular security when any of the key growth, fundamental or valuation factors materially changes.

In addition to those described above, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest up to 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 67.

(2) The subsection under the subheading "Small Cap Growth Fund" on page 56 under the heading "Sub-Advisers" is deleted in its entirety and replaced with the following:

         Trusco Capital Management, Inc. ("Trusco") serves as the sub-adviser to the Small Cap Growth Fund. Under an investment sub-advisory agreement between Trusco and HighMark Capital Management, Trusco makes day-to-day investment decisions regarding the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

         Trusco is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Sntitleplacecountry-regionGivenNameGeorgia corporation. As of December 31, 2005, Trusco managed approximately $71 billion in assets.

(3)      The subsection under the subheading "SUB-ADVISER (Small Cap Growth
Fund)" under the heading "HighMark Funds Service Providers" on the back cover page is deleted in its entirety and replaced with the following:

         TRUSCO CAPITAL MANAGEMENT, INC.
         50 Hurt Plaza, Suite 1400
         Atlanta, GA 30303

II. AS OF JUNE 26, 2006, TRUSCO REPLACED THE PORTFOLIO MANAGERS OF THE SMALL CAP GROWTH FUND WITH JAMES P. FOSTER AND STUART F. VAN ARSDALE. AS A RESULT OF SUCH REPLACEMENT, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) In the table under the heading Portfolio Managers on page 57, the portfolio managers and footnote reference listed for HighMark Small Cap Growth Fund are replaced in their entirety with the following portfolio managers and footnote reference: James P. Foster and Stuart F. Van Arsdale(2). In addition, footnote (4) to the table is deleted in its entirety.

(2) In the tables under the heading Portfolio Managers on pages 58-60, all references to Edward A. Antoian, Kevin R. Baker, David Choi, John A. Heffern and Michael D. Jones are deleted in their entirety and replaced with the following:


         ----------------------- ------------------------------ ----------------------------------
                                                                Business Experience
         Portfolio Manager       Length of Service with Fund    During Past Five Years
         ----------------------- ------------------------------ ----------------------------------
         James P. Foster         HighMark Small Cap Growth      Portfolio Manager and
                                 Fund since 2006.               Managing Director of Trusco
                                                                Capital Management, Inc.;
                                                                employee since 1988.
         ----------------------- ------------------------------ ----------------------------------
         Stuart F. Van           HighMark Small Cap Growth      Portfolio Manager and
         Arsdale                 Fund since 2006.               Managing Director of Trusco
                                                                Capital Management, Inc.;
                                                                employee from 1980 to 1998 and
                                                                2002 to present; director of
                                                                growth investments at Deprince Race
                                                                & Zollo, an asset management firm,
                                                                from 1998 to 2002.
         ----------------------- ------------------------------ ----------------------------------

III.     EFFECTIVE AS OF APRIL 3, 2006, THE PROSPECTUS HAS BEEN MODIFIED AS
FOLLOWS:

(1) The fourth paragraph of the subsection under the subheading "Investment Strategy" in the section under the heading "Income Plus Allocation Fund" on page 35 is deleted in its entirety and replaced with the following:

HighMark Income Plus Allocation Fund may allocate to the following established HighMark Funds: Bond Fund, Short Term Bond Fund, Large Cap Value Fund, Value Momentum Fund, Core Equity Fund, Large Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Diversified Money Market Fund, Cognitive Value Fund, Enhanced Growth Fund and International Opportunities Fund.

(2) The fourth paragraph of the subsection under the subheading "Investment Strategy" in the section under the heading "Growth & Income Allocation Fund" on page 38 is deleted in its entirety and replaced with the following:

HighMark Growth & Income Allocation Fund may allocate to the following established HighMark Funds: Large Cap Value Fund, Value Momentum Fund, Core Equity Fund, Large Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund, Short Term Bond Fund, Diversified Money Market Fund, Cognitive Growth Fund, Enhanced Value Fund and International Opportunities Fund.

(3) The fourth paragraph of the subsection under the subheading "Investment Strategy" in the section under the heading "Capital Growth Allocation Fund" on page 41 is deleted in its entirety and replaced with the following:

HighMark Capital Growth Allocation Fund may allocate to the following established HighMark Funds: Large Cap Value Fund, Value Momentum Fund, Core Equity Fund, Large Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund,

Short Term Bond Fund, Diversified Money Market Fund, Cognitive Value Fund, Enhanced Growth Fund and International Opportunities Fund.

(4)      The first paragraph in the subsection under the subheading
"Allocation of Investments of the Asset Allocation Portfolios" on page 67 in the section under the heading "Other Investment Matters" is deleted in its entirety and replaced with the following:

Each of the Asset Allocation Portfolios invests its assets in other mutual funds of HighMark Funds, which in turn invest in the stocks and/or bonds of entities in different industries, economic sectors and geographic regions. A description of the investment strategies of all of the underlying mutual funds except for the Diversified Money Market Fund, the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund can be found in the individual fund profiles set forth previously in this prospectus. A description of the investment strategies of the Diversified Money Market Fund, the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund can be found immediately following the table below. In addition, a description of the securities and techniques used by the underlying mutual funds and the other Funds offered in this prospectus, as well as the main risks they pose may be found below. For more information about the Diversified Money Market Fund, the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund, see the applicable prospectuses for these funds. The Asset Allocation Portfolios may also hold government securities, cash and cash equivalents and other securities as permitted by Federal law.

(5) The table in the subsection under the subheading "Allocation of Investments of the Asset Allocation Portfolios" on page 67 in the section under the heading "Other Investment Matters" is deleted in its entirety and replaced with the following:

-------------------------------------------------- ---------------------------------------------------------
FUND NAME                                                    PERCENTAGE OF ASSETS INVESTED IN FUND
-------------------------------------------------- ------------------- ------------------- -----------------
                                                       INCOME PLUS       GROWTH & INCOME     CAPITAL GROWTH
                                                     ALLOCATION FUND     ALLOCATION FUND    ALLOCATION FUND
-------------------------------------------------- ------------------- ------------------- -----------------
Core Equity Fund                                          5-30%               10-50%             15-60%
-------------------------------------------------- ------------------- ------------------- -----------------
Large Cap Growth Fund                                     0-20%               0-25%              0-30%
-------------------------------------------------- ------------------- ------------------- -----------------
Large Cap Value Fund                                      0-20%               0-25%              0-30%
-------------------------------------------------- ------------------- ------------------- -----------------
Small Cap Growth Fund                                     0-10%               0-15%              0-20%
-------------------------------------------------- ------------------- ------------------- -----------------
Small Cap Value Fund                                      0-10%               0-15%              0-20%
-------------------------------------------------- ------------------- ------------------- -----------------
Value Momentum Fund                                       0-20%               10-30%             15-40%
-------------------------------------------------- ------------------- ------------------- -----------------
Bond Fund                                                 15-50%              5-40%              0-30%
-------------------------------------------------- ------------------- ------------------- -----------------
Short Term Bond Fund                                      15-50%              5-40%              0-30%
-------------------------------------------------- ------------------- ------------------- -----------------
Diversified Money Market Fund                             0-40%               0-30%              0-20%
-------------------------------------------------- ------------------- ------------------- -----------------
Cognitive Value Fund                                       0-5%               0-10%              0-10%
-------------------------------------------------- ------------------- ------------------- -----------------
Enhanced Growth Fund                                       0-5%               0-10%              0-10%
-------------------------------------------------- ------------------- ------------------- -----------------
International Opportunities Fund                          0-10%               0-20%              0-25%
-------------------------------------------------- ------------------- ------------------- -----------------

(6) The paragraph titled "Investment Strategies of the Diversified Money Market Fund" on page 67 in the subsection under the subheading "Allocation of Investments of the Asset Allocation Portfolios" in the section under the heading "Other Investments Matters" is deleted in its entirety and replaced with the following:

INVESTMENT STRATEGIES OF THE DIVERSIFIED MONEY MARKET FUND. HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of capital. To pursue this goal, the fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality. In choosing investments for the fund, the portfolio managers consider several factors, including (1) the outlook for interest rates, (2) buying and selling activity in the high-quality, short-term securities market as a whole and/or individual securities, (3) current imbalances in the supply of high-quality, short-term securities relative to demand, and (4) the appropriateness of particular securities to the fund's objectives. To limit the fund's interest-rate risk, the fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days. Although the portfolio managers strive to ensure that the fund is diversified, from time to time they may concentrate the fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the fund's shareholders.

INVESTMENT STRATEGIES OF THE COGNITIVE VALUE FUND. HighMark Cognitive Value Fund seeks long-term capital appreciation. To pursue this goal, the fund will, under normal market conditions, invest its assets primarily in common and preferred stocks of small capitalization value companies similar to those found in the S&P SmallCap 600/Citigroup Value Index. The fund's sub-adviser seeks to add value to the fund's portfolio through stock selection while maintaining an appropriate risk profile relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser will use both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market. Criteria that the sub-adviser may consider in determining stock selection include: low relative valuation, earnings purity, earnings predictability, earnings estimate revision, high profile negative news, market volatility and aberrant price movement. Since these factors have a varying influence on the performance of stock prices, the sub-adviser will evaluate the relative importance of each factor on a regular basis to determine the attractiveness of a particular security. The sub-adviser will employ Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases), and cognitive errors. The sub-adviser will attempt to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors. An example of applying Behavioral Finance techniques to the fund's investment process is when investors over-emphasize recent, vivid events. The term used to describe this error is Availability Bias. Investors often oversell stocks of companies that are faced with a highly publicized negative event, such as a product tampering recall, a lawsuit, or a government investigation. While news of this type is bad, it often has a smaller impact on a company's earnings than is initially feared. As time passes, if investors' initial worst fears do not materialize, the stock is likely to trade back into a more normal relationship to its earnings stream. The fund will attempt to exploit Availability Bias errors by comparing the stock of a company facing current negative publicity with others that have faced similar situations in the past. A worst-case scenario and likely corresponding stock price will be projected and compared to the stock's current market price. If the comparison is favorable, the stock may be purchased. The fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies. The fund may also invest in the following:

       o Hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying securities positions.

       o Exchange-traded funds, commonly called "ETFs," to provide liquidity and diversified exposure to the small cap value markets and sectors.

The sub-adviser to the fund is Bailard, Inc.

INVESTMENT STRATEGIES OF THE ENHANCED GROWTH FUND. HighMark Enhanced Growth Fund seeks long-term capital appreciation. To pursue this goal, the fund will, under normal market conditions, invest its assets primarily in common and preferred securities of growth companies located in the U.S. and abroad whose risk and potential return profile is expected by the fund's sub-adviser to compare favorably to the profile of the NASDAQ 100 Index. Currently, companies representing the various technology industries make up the largest percentage of issuers in the NASDAQ 100 Index. The fund may also invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies. Using a combination of qualitative and quantitative techniques, the fund will seek to identify and invest in companies that offer superior sales and earnings growth potential relative to the average company in the NASDAQ 100 Index. Additionally, the fund will attempt to identify and invest in those companies that are not yet part of the NASDAQ 100 Index but have the potential to be added to the Index. The sub-adviser will seek to add value to the fund's portfolio through stock selection while maintaining an appropriate risk profile relative to the NASDAQ
100. Valuation, earnings growth and earnings sustainability and predictability are the primary factors used in determining stock selection. Since these factors have a varying influence on the performance of stock prices, the sub-adviser will evaluate the relative importance of each factor on a regular basis to determine the attractiveness of a particular security. The fund may also invest opportunistically in securities that do not fit the profile of the NASDAQ

100 Index, such as initial public offerings, also called IPOs, and in securities of new public companies that have had their IPO within the prior six months. In choosing these companies, the fund will utilize both public and private information sources to identify attractive candidates. The fund will look to invest in opportunities to penetrate new and existing markets, and will evaluate the scope of business of the company, as well as its management experience. The fund may also invest in hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying securities positions. The sub-adviser to the fund is Bailard, Inc.

INVESTMENT STRATEGIES OF THE INTERNATIONAL OPPORTUNITIES FUND. HighMark International Opportunities Fund seeks long-term capital appreciation. To pursue this goal, the fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the fund's holdings will be spread across multiple industries and geographic regions. The fund will employ a disciplined, quantitative approach that focuses first on country selection and then on sector and stock selection within individual countries. A multifactor model will be used to rank countries according to their characteristics, including various measures of value, growth, momentum, and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The fund's sub-adviser will systematically track these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion, and risk premia. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models are based on the same principles, but instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because economies are not synchronized, different types of stocks will be preferred in different countries, according to local conditions, such as the stage of the business cycle. The sub-adviser will generally overweight those countries, sectors and companies that appear to be the most attractive and underweight those countries, sectors and companies that appear to be the least attractive. The fund may invest in:

         o Equity securities, such as common and preferred stocks of foreign issuers. The fund may also invest in the equity securities of U.S. companies whose assets or operations are primarily located outside of the U.S. Ordinarily, the fund will invest at least 65% of its assets in the equity securities of at least three countries other than the U.S.

         o Hedging instruments, such as foreign currency forward contracts, options, futures and certain other derivative instruments, to manage investment risks or to serve as a substitute for underlying securities or currency positions.

         o Exchange-traded funds, commonly called "ETFs," to provide diversified exposure to different international markets and sectors.

The fund may engage in currency hedging to help protect its international stock investments from the risk of a strong U.S. dollar. The sub-adviser to the fund is Bailard, Inc.

(7) The table in the section under the heading "Other Investment Matters" on pages 68-73 is modified as follows:

         (A) The introductory paragraph to the table on page 68 is deleted in its entirety and replaced with the following:

         The Funds, the Diversified Money Market Fund, the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds, the Diversified Money Market Fund, the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may consult the SAI for more details about the securities in which the Funds, the Diversified Money Market Fund, the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund may invest.

         (B) The following information is added to the key to the table on page 68 that lists "Fund Names" and "Fund Codes":

         Cognitive Value Fund                                 13
         Enhanced Growth Fund                                 14
         International Opportunities Fund                     15


         (C) The Fund Codes "13-15" are added to the "Fund Codes" column of the table on pages 68-73 next to the following instruments:

o American Depository Receipts   o Illiquid Securities            o Swap Agreements
  (ADRs)                         o Index-Based Securities         o Time Deposits
o Bankers' Acceptances           o Investment Company Securities  o Treasury Receipts
o Bonds                          o Investment Grade Securities    o Unit Investment Trusts
o Call and Put Options           o Money Market Instruments       o U.S. Government Agency
o Certificates of Deposit        o Obligations of Supranational     Securities
o Commercial Paper                 Agencies                       o U.S. Treasury Obligations
o Common Stock                   o Preferred Stocks               o Variable and Floating Rate
o Convertible Securities         o Repurchase Agreements            Instruments
o Demand Notes                   o Reverse Repurchase             o Warrants
o Foreign Securities               Agreements                     o When-Issued Securities and
o Futures and Related Options    o Restricted Securities            Forward Commitments
o High-Yield/High-Risk Bonds     o Securities Lending             o Zero-Coupon Debt Obligations


         (D) The Fund Code "15" is added to the "Fund Code" column of the table on page 69 next to the following instrument: Forward Foreign Currency Contracts.

         (E) The row in the table on page 69 concerning the Instrument "Derivatives" is deleted in its entirety and replaced with the following:

----------------------------------------------------------------------- ------------ ----------------------
 DERIVATIVES: Instruments whose value is derived from an underlying         1-15         Management
 contract, index or security, or any combination thereof, including                      Market
 futures, options (e.g. puts and calls), options on futures, swap                        Credit
 agreements and some mortgage-backed securities.                                         Liquidity
                                                                                         Leverage
                                                                                         Prepayment/Call
                                                                                         Hedging
----------------------------------------------------------------------- ------------ ------------------------

(8) The subsection under the subheading "Other Risks" on page 73 in the section under the heading "Other Investment Matters" is deleted in its entirety and replaced with the following:

Fiduciary shares of the Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Value Momentum Fund, Bond Fund, Short Term Bond Fund and certain other series of HighMark Funds not offered in this Prospectus (collectively the "Underlying Funds") are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

Certain of the Underlying Funds not offered in this Prospectus invest in securities and use investment techniques different from those of the Funds. These securities and investment techniques are associated with certain risks. Of the Underlying Funds, the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund are subject to Non-Diversification Risk, which is the risk that, as a "nondiversified" fund under the Investment Company Act of 1940, a Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer. Additionally, the Enhanced Growth Fund is subject to Industry/Sector Risk and New Public Company Risk. Industry/Sector Risk is the risk involved with excessive exposure to any one industry or sector, where investments may be heavily weighted in one or more industries or sectors, such as the technology sector or industries or sectors with low price-to-book and price-to earnings ratios. New Public Company Risk involves the risks associated with investing in new public companies, including small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.

Furthermore, since it is expected that substantially all of the shareholders of the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund will be investment advisory clients of such funds' sub-adviser, until the funds attract significant assets that are not attributable to clients of the sub-adviser, the total assets of the funds may fluctuate significantly whenever the sub-adviser increases or decreases its clients' allocation to the funds. This fluctuation could increase the funds' transaction costs and possibly increase their expense ratios and reduce their performance.


IV. EFFECTIVE JULY 21, 2006 THROUGH JULY 31, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1)      In the subsection under the subheading "Fees and Expenses" on page
37 in the section under the heading "Income Plus Allocation Fund", footnote + to the second table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

+In addition to the expenses shown above, if you buy and hold Shares of the Fund, you will indirectly bear your pro rata share of fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of expenses of the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the average weighted expense ratio for each class of Shares is expected to be as follows: 2.54% for Class A Shares and 3.04% for Class C Shares before fee waivers and expense reimbursement arrangements; 1.65% for Class A Shares and 2.40% for Class C Shares after waivers and expense reimbursement arrangements.

(2)      In the subsection under the subheading "Fees and Expenses" on page
40 in the section under the heading "Growth & Income Allocation Fund", footnote + to the second table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

+In addition to the expenses shown above, if you buy and hold Shares of the Fund, you will indirectly bear your pro rata share of fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of expenses of the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the average weighted expense ratio for each class of Shares is expected to be as follows: 2.69% for Class A Shares and 3.19% for Class C Shares before fee waivers and expense reimbursement arrangements; 1.70% for Class A Shares and 2.45% for Class C Shares after waivers and expense reimbursement arrangements.

(3)      In the subsection under the subheading "Fees and Expenses" on page
43 in the section under the heading "Capital Growth Allocation Fund", footnote+ to the second table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

+In addition to the expenses shown above, if you buy and hold Shares of the Fund, you will indirectly bear your pro rata share of fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of expenses of the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the average weighted expense ratio for each class of Shares is expected to be as follows: 2.77% for Class A Shares and 3.27% for Class C Shares before fee waivers and expense reimbursement arrangements; 1.80% for Class A Shares and 2.55% for Class C Shares after waivers and expense reimbursement arrangements.

V. EFFECTIVE AUGUST 1, 2006, THE INVESTMENT ADVISORY FEES FOR THE ASSET ALLOCATION FUNDS WILL BE REDUCED FROM THE ANNUAL RATE OF 0.65% TO 0.20% OF THE AVERAGE DAILY NET ASSETS OF SUCH FUNDS. AS A RESULT, AS OF AUGUST 1, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) In the subsection under the subheading "Fees and Expenses" on page 37 in the section under the heading "Income Plus Allocation Fund", the tables titled "Shareholder Fees," "Annual Fund Operating Expenses" and "Example" are deleted in their entirety and replaced with the following:

------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------- ---------- -----------
                                                                                        CLASS A     CLASS C
                                                                                        SHARES      SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     4.50%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**               0%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                    2.00%        0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                     2.00%        0%

------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------- ---------- -----------
                                                                                        CLASS A     CLASS C
                                                                                        SHARES      SHARES
Investment Advisory Fees#                                                                0.20%      0.20%
Distribution (12b-1) Fees                                                                0.25%      1.00%
Other Expenses                                                                           0.53%      0.28%
                                                                                         -----      -----
         TOTAL ANNUAL FUND OPERATING EXPENSES#+                                          0.98%      1.48%
Fee Waivers                                                                              0.20%      0.00%
         NET EXPENSES++                                                                  0.78%      1.48%

*The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%. See "How Sales Charges are Calculated."

***Applicable to Class A Shares held 5 days or less. Does not include any wire transfer fees, if applicable.

#As a result of the reduction in investment advisory fees as of August 1, 2006, the expense information in the table has been restated to reflect the new fees.

+In addition to the expenses shown above, if you buy and hold Shares of the Fund, you will indirectly bear your pro rata share of fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of expenses of the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the average weighted expense ratio for each class of Shares is expected to be as follows: 2.09% for Class A Shares and 2.59% for Class C Shares before fee waivers and expense reimbursement arrangements; 1.40% for Class A Shares and 2.10% for Class C Shares after fee waivers and expense reimbursement arrangements.

++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 0.78% for the period beginning August 1, 2006 and ending on November 30, 2006. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses, not including underlying fund expenses, are expected to be as follows:

         Class A Shares: 0.63%
         Class C Shares: 1.33%

------------------------------------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------- ---------------------------------------------------------------

This example is intended to help you          Although your actual costs and returns may be different, your
compare the cost of investing in the Fund     approximate costs of investing $10,000 in the Fund would be:
with the cost of investing in other mutual
funds. It assumes that you invest $10,000                         1 YEAR     3 YEARS    5 YEARS    10 YEARS
in the Fund for the time periods indicated,   CLASS A SHARES       $539       $741       $961       $1,591
that each year your investment has a 5%
return, and that the Fund's expenses remain   CLASS C SHARES       $151       $468       $808       $1,768
the same. The example is based on the         If you do not sell
Annual Fund Operating Expenses disclosed in   your shares:
the table above, and does not reflect
expenses you will bear indirectly with        If you sell your     $251       $468       $808       $1,768
respect to the underlying funds in which      shares at the end
the Fund invests.                             of the period:

(2) In the subsection under the subheading "Fees and Expenses" on page 40 in the section under the heading "Growth & Income Allocation Fund", the tables titled "Shareholder Fees," "Annual Fund Operating Expenses" and "Example" are deleted in their entirety and replaced with the following:

------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------- ---------- -----------
                                                                                        CLASS A     CLASS C
                                                                                        SHARES      SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.50%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**               0%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                    2.00%        0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                     2.00%        0%


------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------- ---------- -----------
                                                                                        CLASS A     CLASS C
                                                                                        SHARES      SHARES
Investment Advisory Fees#                                                                0.20%      0.20%
Distribution (12b-1) Fees                                                                0.25%      1.00%
Other Expenses                                                                           0.53%      0.28%
                                                                                         -----      -----
         TOTAL ANNUAL FUND OPERATING EXPENSES#+                                          0.98%      1.48%
Fee Waivers                                                                              0.20%      0.00%
         NET EXPENSES++                                                                  0.78%      1.48%

*The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Applicable to Class A Shares held 5 days or less. Does not include any wire transfer fees, if applicable.

#As a result of the reduction in investment advisory fees as of August 1, 2006, the expense information in the table has been restated to reflect the new fees.

+In addition to the expenses shown above, if you buy and hold Shares of the Fund, you will indirectly bear your pro rata share of fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of expenses of the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the average weighted expense ratio for each class of Shares is expected to be as follows: 2.24% for Class A Shares and 2.74% for Class C Shares before fee waivers and expense reimbursement arrangements; 1.45% for Class A Shares and 2.15% for Class C Shares after fee waivers and expense reimbursement arrangements.

++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 0.78% for the period beginning August 1, 2006 and ending on November 30, 2006. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses, not including underlying fund expenses, are expected to be as follows:

         Class A Shares: 0.57%
         Class C Shares: 1.27%


------------------------------------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------- ---------------------------------------------------------------
This example is intended to help you          Although your actual costs and returns may be different, your
compare the cost of investing in the Fund     approximate costs of investing $10,000 in the Fund would be:
with the cost of investing in other mutual
funds. It assumes that you invest $10,000                         1 YEAR     3 YEARS    5 YEARS    10 YEARS
in the Fund for the time periods indicated,   CLASS A SHARES       $638       $838      $1,055      $1,679
that each year your investment has a 5%
return, and that the Fund's expenses remain   CLASS C SHARES       $151       $468       $808       $1,768
the same. The example is based on the         If you do not sell
Annual Fund Operating Expenses disclosed in   your shares:
the table above, and does not reflect
expenses you will bear indirectly with        If you sell your     $251       $468       $808       $1,768
respect to the underlying funds in which      shares at the end
the Fund invests.                             of the period:

(3) In the subsection under the subheading "Fees and Expenses" on page 43 in the section under the heading "Capital Growth Allocation Fund", the tables titled "Shareholder Fees," "Annual Fund Operating Expenses" and "Example" are deleted in their entirety and replaced with the following:

------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------- ---------- -----------
                                                                                        CLASS A     CLASS C
                                                                                        SHARES      SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.50%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**               0%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                    2.00%        0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                     2.00%        0%

------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------- ---------- -----------
                                                                                       CLASS A      CLASS C
                                                                                        SHARES      SHARES
Investment Advisory Fees#                                                                0.20%      0.20%
Distribution (12b-1) Fees                                                                0.25%      1.00%
Other Expenses                                                                           0.53%      0.28%
                                                                                         -----      -----
         TOTAL ANNUAL FUND OPERATING EXPENSES#+                                          0.98%      1.48%
Fee Waivers                                                                              0.20%      0.00%
         NET EXPENSES++                                                                  0.78%      1.48%

*The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Applicable to Class A Shares held 5 days or less. Does not include any wire transfer fees, if applicable.

#As a result of the reduction in investment advisory fees as of August 1, 2006, the expense information in the table has been restated to reflect the new fees.

+In addition to the expenses shown above, if you buy and hold Shares of the Fund, you will indirectly bear your pro rata share of fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of expenses of the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the average weighted expense ratio for each class of Shares is expected to be as follows: 2.32% for Class A Shares and 2.82% for Class C Shares before fee waivers and expense reimbursement arrangements; 1.55% for Class A Shares and 2.25% for Class C Shares after fee waivers and expense reimbursement arrangements.

++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 0.78% for the period beginning August 1, 2006 and ending on November 30, 2006. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses, not including underlying fund expenses, are expected to be as follows:

         Class A Shares: 0.57%
         Class C Shares: 1.27%

------------------------------------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------- ---------------------------------------------------------------
This example is intended to help you          Although your actual costs and returns may be different, your
compare the cost of investing in the Fund     approximate costs of investing $10,000 in the Fund would be:
with the cost of investing in other mutual
funds. It assumes that you invest $10,000                         1 YEAR     3 YEARS    5 YEARS    10 YEARS
in the Fund for the time periods indicated,   CLASS A SHARES       $638       $838      $1,055      $1,679
that each year your investment has a 5%
return, and that the Fund's expenses remain   CLASS C SHARES       $151       $468       $808       $1,768
the same. The example is based on the         If you do not sell
Annual Fund Operating Expenses disclosed in   your shares:
the table above, and does not reflect
expenses you will bear indirectly with        If you sell your     $251       $468       $808       $1,768
respect to the underlying funds in which      shares at the end
the Fund invests.                             of the period:


(4) In the subsection under the subheading "Investment Adviser" on page 55 in the section under the heading "More About HighMark Funds Investment Management", the following sentence is added to the end of the fourth paragraph:

Effective August 1, 2006, the management fees of the Asset Allocation Portfolios will be reduced to an annual rate of 0.20% of the Funds' average daily net assets.

VI.      AS OF JULY 21, 2006, THE PROSPECTUS IS FURTHER MODIFIED AS FOLLOWS:

(1) In the subsection under the subheading "Class C" on page 44 in the section under the heading "Shareowner Guide - How to Invest in the HighMark Funds", the following sentence is added directly below the last bullet:

To compensate HighMark Capital Management, Inc. for the commission it pays to your broker or financial institution at the time of purchase, HighMark Capital Management, Inc. receives 12b-1 fees paid on Class C Shares during the first 12 months of investment.

(2) In the subsection under the subheading "How Sales Charges Are Calculated - Class A Shares: Front-End Sales Charge" on page 45 in the section under the heading "Shareowner Guide - How to Invest in the HighMark Funds", the following sentence is added to the end of the footnote to each of the four tables:

This Contingent Deferred Sales Charge is paid to HighMark Capital Management, Inc. to compensate it for the commission it pays to your broker or financial institution at the time of purchase.

(3) In the subsection titled "Class A Front-End Sales Charge Waivers" on pages 46-47 in the subsection under the subheading "Sales Charge Reductions and Waivers" in the section under the heading "Shareowner Guide - How to Invest in the HighMark Funds", the following language is added after item (13):

      (14) Through exchange of Class M Shares of HighMark Funds.

      (15) By retirement plan, college savings plan or other plan participants who purchase Class A Shares for which the plan record-keeping is performed by TruSource, a division of Union Bank of California, N.A., by Invesmart, Inc. or by Hazlett, Burt & Watson, Inc.

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Funds. These waivers and special arrangements may be amended or terminated at any time by any particular Fund.

(4) The last paragraph on page 47 in the subsection titled "Class A Front-End Sales Charge Waivers" in the subsection under the subheading "Sales Charge Reductions and Waivers" in the section under the heading "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety and replaced with the following:

FOR CATEGORIES 2 THROUGH 11, 13 AND 15 ABOVE, YOU MUST NOTIFY THE DISTRIBUTOR AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

VII. EFFECTIVE AS OF AUGUST 1, 2006, HIGHMARK FUNDS IS CHANGING THE MAXIMUM VALUE OF SHARES NOT REQUIRING A MEDALLION GUARANTEE UPON SALE FROM $5,000 TO $50,000. AS A RESULT, EFFECTIVE AS OF AUGUST 1, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

The first bullet in the subsection under the subheading "Selling Shares in Writing" on page 50 in the section under the heading "Selling Shares" is deleted in its entirety and replaced with the following:

    o    you are selling more than $50,000 worth of Shares.



PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                              COGNITIVE VALUE FUND
                              ENHANCED GROWTH FUND
                        INTERNATIONAL OPPORTUNITIES FUND
                         SUPPLEMENT DATED JULY 21, 2006
               TO FIDUCIARY SHARES PROSPECTUS DATED APRIL 3, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE AS OF AUGUST 1, 2006, HIGHMARK FUNDS IS CHANGING THE MAXIMUM VALUE OF SHARES NOT REQUIRING A MEDALLION GUARANTEE UPON SALE FROM $5,000 TO $50,000. AS A RESULT, EFFECTIVE AS OF AUGUST 1, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

The first bullet in the subsection under the subheading "Selling Shares in Writing" on page 13 in the section under the heading "Selling Shares" is deleted in its entirety and replaced with the following:

    o    you are selling more than $50,000 worth of Shares.


PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                              COGNITIVE VALUE FUND
                              ENHANCED GROWTH FUND
                        INTERNATIONAL OPPORTUNITIES FUND
                         SUPPLEMENT DATED JULY 21, 2006
                 TO RETAIL SHARES PROSPECTUS DATED APRIL 3, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.



I.      AS OF JULY 21, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) In the subsection under the subheading "Class C" on page 11 in the section under the heading "Shareowner Guide - How to Invest in the HighMark Funds", the following sentence is added directly below the last bullet:

To compensate HighMark Capital Management, Inc. for the commission it pays to your broker or financial institution at the time of purchase, HighMark Capital Management, Inc. receives 12b-1 fees paid on Class C Shares during the first 12 months of investment.

(2) In the subsection under the subheading "How Sales Charges Are Calculated - Class A Shares: Front-End Sales Charge" on page 11 in the section under the heading "Shareowner Guide - How to Invest in the HighMark Funds", the following sentence is added to the end of the footnote to the table:

This Contingent Deferred Sales Charge is paid to HighMark Capital Management, Inc. to compensate it for the commission it pays to your broker or financial institution at the time of purchase.

(3) In the subsection titled "Class A Front-End Sales Charge Waivers" on pages 12-13 in the subsection under the subheading "Sales Charge Reductions and Waivers" in the section under the heading "Shareowner Guide - How to Invest in the HighMark Funds", the thirteenth category is deleted in its entirety and replaced with the following:

    (13) By retirement plan, college savings plan or other plan participants who purchase Class A Shares for which the plan record-keeping is performed by TruSource, a division of Union Bank of California, N.A., by Invesmart, Inc. or by Hazlett, Burt & Watson, Inc.

II. EFFECTIVE AS OF AUGUST 1, 2006, HIGHMARK FUNDS IS CHANGING THE MAXIMUM VALUE OF SHARES NOT REQUIRING A MEDALLION GUARANTEE UPON SALE FROM $5,000 TO $50,000. AS A RESULT, EFFECTIVE AS OF AUGUST 1, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

The first bullet in the subsection under the subheading "Selling Shares in Writing" on page 16 in the section under the heading "Selling Shares" is deleted in its entirety and replaced with the following:

    o    you are selling more than $50,000 worth of Shares.


PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                         SUPPLEMENT DATED JULY 21, 2006
              TO FIDUCIARY SHARES PROSPECTUS DATED DECEMBER 1, 2005


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE AS OF AUGUST 1, 2006, HIGHMARK FUNDS IS CHANGING THE
MAXIMUM VALUE OF SHARES NOT REQUIRING A MEDALLION GUARANTEE UPON SALE FROM $5,000 TO $50,000. AS A RESULT, EFFECTIVE AUGUST 1, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

The first bullet in the subsection under the subheading "Selling Shares in Writing" on page 16 in the section under the heading "Selling Shares" is deleted in its entirety and replaced with the following:

    o    you are selling more than $50,000 worth of Shares.


PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                         SUPPLEMENT DATED JULY 21, 2006
               TO RETAIL SHARES PROSPECTUS DATED DECEMBER 1, 2005


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


I.       AS OF JULY 21, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

In the subsection under the subheading "Class C" on page 14 in the section under the heading "Shareowner Guide - How to Invest in the HighMark Funds", the following sentence is added directly below the last bullet:

To compensate HighMark Capital Management, Inc. for the commission it pays to your broker or financial institution at the time of purchase, HighMark Capital Management, Inc. receives 12b-1 fees paid on Class C Shares during the first 12 months of investment.

II. EFFECTIVE AS OF AUGUST 1, 2006, HIGHMARK FUNDS IS CHANGING THE MAXIMUM VALUE OF SHARES NOT REQUIRING A MEDALLION GUARANTEE UPON SALE FROM $5,000 TO $50,000. AS A RESULT, EFFECTIVE AS OF AUGUST 1, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

The first bullet in the subsection under the subheading "Selling Shares in Writing" on page 18 in the section under the heading "Selling Shares" is deleted in its entirety and replaced with the following:

    o    you are selling more than $50,000 worth of Shares.



PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                         SUPPLEMENT DATED JULY 21, 2006
          TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2005


THIS SUPPLEMENT, WHICH REPLACES THE SUPPLEMENTS DATED JANUARY 30, 2006 AND APRIL 3, 2006 IN THEIR ENTIRETY, PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

I. AS OF FEBRUARY 1, 2006 TRUSCO CAPITAL MANAGEMENT, INC. ("TRUSCO") REPLACED CHARTWELL INVESTMENT PARTNERS, GIVENNAMEL.P. ("CHARTWELL") AS SUB-ADVISER TO HIGHMARK SMALL CAP GROWTH FUND (THE "SMALL CAP GROWTH FUND") PURSUANT TO AN INTERIM SUB-ADVISORY AGREEMENT. ON JUNE 26, 2006, THE SMALL CAP GROWTH FUND HELD A MEETING OF SHAREHOLDERS AT WHICH A DEFINITIVE SUB-ADVISORY AGREEMENT BETWEEN TRUSCO AND HIGHMARK CAPITAL MANAGEMENT, INC., THE SMALL CAP GROWTH FUND'S INVESTMENT ADVISER, WAS APPROVED. SINCE JUNE 30, 2006, TRUSCO HAS SERVED AS THE SUB-ADVISER TO THE SMALL CAP GROWTH FUND PURSUANT TO THE DEFINITIVE SUB-ADVISORY AGREEMENT BETWEEN TRUSCO AND HIGHMARK CAPITAL MANAGEMENT, INC. AS A RESULT OF THE ENGAGEMENT OF TRUSCO AS THE SUB-ADVISER TO THE SMALL CAP GROWTH FUND, THE STATEMENT OF ADDITIONAL INFORMATION IS MODIFIED AS FOLLOWS:

(1) The first full paragraph on page B-48 is deleted in its entirety and replaced with the following:

         The Funds periodically disclose portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include Aronson+Johnson+Ortiz, L.P. (sub-adviser to HighMark Large Cap Value Fund), Trusco Capital Management, Inc. (sub-adviser to HighMark Small Cap Growth Fund), LSV Asset Management (sub-adviser to HighMark Small Cap Value Fund), Waddell & Reed Investment Management Company (sub-adviser to HighMark Large Cap Growth
Fund), the Funds' custodian, the Funds' independent registered public accounting firm, legal counsel, financial printer (GCOM(2) Solutions, Inc.) and accounting agent (SEI Investments Global Funds Services), and the Funds' proxy voting service, currently Institutional Shareholder Services, Inc. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

(2) The sub-part "Code of Ethics" on page B-74 in the section "Management of HighMark Funds," is deleted in its entirety and replaced with the following:

CODE OF ETHICS

HighMark Funds, HighMark Capital Management, Inc., Aronson+Johnson+Ortiz, L.P., Trusco Capital Management, Inc., LSV Asset Management, Waddell & Reed Investment Management Company, and SEI Investments Distribution Co. have each adopted a code of ethics ("Codes of Ethics") pursuant to Rule 17j-1 of the 1940 Act, and these Codes of Ethics permit personnel covered by the Codes of Ethics to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

(3) The sub-part "Small Cap Growth Fund" on page B-76 is deleted in its entirety and replaced with the following:

         SMALL CAP GROWTH FUND. Pursuant to a sub-advisory agreement effective June 30, 2006 between the Adviser and Trusco Capital Management, Inc. ("Trusco"), Trusco provides investment advisory services to the Small Cap Growth Fund. Under its sub-advisory agreement, Trusco is entitled to a fee that is paid monthly at the annual rates set forth below based on the average daily net assets of the Fund. For any month that the average daily net assets of the Fund are less than $100 million, Trusco shall be paid a fee at the annual rate of 0.65% of all of the average daily net assets of the Fund; for any month that the average daily net assets of the Fund are at least $100 million but less than $200 million, Trusco shall be paid a fee at the annual rate of 0.58% of all of the average daily net assets of the Fund; for any month that the average daily net assets of the Fund are at least $200 million but less than $400 million, Trusco shall be paid a fee at the annual rate of 0.50% of all of the average daily net assets of the Fund; and for any month that the average daily net assets of the Fund are $400 million or more, Trusco shall be paid a fee at the annual rate of 0.45% of all of the average daily net assets of the Fund.

         For HighMark Funds' fiscal years ended July 31, 2005, July 31, 2004 and July 31, 2003, the sub-adviser to the Fund was Chartwell Investment Partners L.P. ("Chartwell"), and the Adviser paid Chartwell under Chartwell's sub-advisory agreement annual fees of $208,737, $195,324 and $12,237, respectively for those years.

(4) In the table under the heading "Other Accounts Managed by a Portfolio Manager" on pages B-77 and B-78 in the sub-section "Portfolio Managers," all references to Edward A. Antoian, Kevin R. Baker, David Choi, John A. Heffern and Michael D. Jones are deleted in their entirety and replaced with the following:

                              OTHER SEC-REGISTERED
                            OPEN-END AND CLOSED-END       OTHER POOLED INVESTMENT
     PORTFOLIO MANAGER               FUNDS                       VEHICLES                  OTHER ACCOUNTS
                            Number of     Assets (in     Number of     Assets (in     Number of     Assets (in
                            accounts      thousands)      accounts     thousands)     accounts      thousands)
James P. Foster*                0             $0             0             $0            18         $1,207,460
Stuart F. Van                   0             $0             0             $0             5          $81,190
Arsdale**

In addition, the following footnotes are added:

         * The table shows the number and assets of other investment accounts (or portions of investment accounts) that GivenNameJames P. Foster managed as of March 31, 2006.
         ** The table shows the number and assets of other investment accounts (or portions of investment accounts) that Given Name Person Name Stuart SnmiddlenameF. SnVan Arsdale managed as of March 31, 2006.

(5) In the table under the heading "Accounts and Assets for which Advisory Fee is Based on Performance" on pages B-78 and B-79 in the sub-section "Portfolio Managers," all references to Edward A. Antoian, Kevin R. Baker, David Choi, John A. Heffern and Michael D. Jones are deleted in their entirety.

(6) In the table under the heading "Ownership of Securities" on pages B-79 and B-80 in the sub-section "Portfolio Managers," all references to Edward A. Antoian, Kevin R. Baker, David Choi, John A. Heffern and Michael D. Jones are deleted in their entirety and replaced with the following:


                                            DOLLAR RANGE OF EQUITY SECURITIES IN
                       PORTFOLIO MANAGER        THE FUND BENEFICIALLY OWNED
James P. Foster                                          None
Stuart F. Van Arsdale                                    None

(7) In the sub-section "Compensation," the sub-part titled "Chartwell Investment Partners L.P." on pages B-81 and B-82 is deleted in its entirety and replaced with the following:

TRUSCO CAPITAL MANAGEMENT, INC.

Portfolio managers earn competitive salaries from Trusco. In addition, portfolio managers are eligible to receive bonuses based on the performance of the specific funds they manage. Investment results are the basis for determining if such bonuses are paid. Investment results are determined by comparing the relevant fund's pre-tax total returns to that same fund's benchmarks and peer groups over multi-year periods, as applicable. Where a portfolio manager manages multiple funds, each fund is weighted based on the following criteria: each fund's market value, its relative strategic importance to Trusco and its clients, as well as its potential asset growth.

All full-time employees of Trusco, including portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

    o 401 EXCESS PLAN - This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by Trusco, were it not for the imposition of certain statutory limits on qualified plan benefits.

         Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.
    o ERISA EXCESS RETIREMENT PLAN - This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.
    o VOLUNTARY FUNCTIONAL INCENTIVE PLAN DEFERRAL - This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntarily defer portions of their incentive compensation. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. Trusco's annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.
    o STOCK OPTION AWARDS - Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual's senior executive for the business.
    o RESTRICTED STOCK AWARDS - Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust are eligible for restricted stock awards. The awards often vest based on the recipient's continued employment with Trusco, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.

(8) In APPENDIX B (Proxy Voting Policies and Procedures), the sub-section "Chartwell Investment Partners (Sub-Adviser to the Small Cap Growth Fund)" on pages B-130 and B-131 is deleted in its entirety and replaced with the following:

TRUSCO CAPITAL MANAGEMENT, INC.
(SUB-ADVISER TO THE SMALL CAP GROWTH FUND)

         PROXY COMMITTEE AND INDEPENDENT PROXY VOTING SERVICE. Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and mutual funds. The Committee will annually (or more often if needed) review, reaffirm and amend guidelines, strategies and proxy policies for all domestic and international clients, funds and product lines.

         Trusco, after an extensive review of established service providers including size, experience and technical capabilities, has contracted with Institutional Shareholder Services ("ISS") as its agent to provide administrative, clerical, functional and recordkeeping services and support related to the firm's proxy voting processes/procedures, which include, but are not limited to:

         (1) Collection and coordination of proxy material from each custodian for each Trusco client's accounts, including Trusco's mutual fund clients.

         (2) Facilitating the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's mutual fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

         (3) Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's mutual fund clients.

         As reflected in specific Trusco proxy policies, the Committee will affirmatively vote proxies for proposals that, as interpreted, are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions. The Committee will, at all times, retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. This information will, as needed, be communicated to ISS as agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.

         APPROACH TO PROXY ISSUES. In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed mutual funds. As indicated above, the Committee utilizes the services of an independent third party agent, ISS, to assist with facilitating the administrative, clerical, functional and recordkeeping duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains its own proxy policies for Sntitleplacecountry-regionU.S. domestic and global proxy voting issues, as well as guidelines applicable to "PersonNameGivenNameTaft SnHartley" plans and relationships. ERISA accounts will be voted in accordance with the Sntitleplacecountry-regionU.S. domestic proxy policy as all ERISA specific guidelines and requirements are incorporated in this policy. Trusco provides and maintains the following standard proxy voting policies:

             o Trusco U.S. Domestic Proxy Policy (includes ERISA related accounts)

             o    Trusco Taft Hartley Proxy Policy

             o    Trusco Global/International Proxy Policy

         Brief summaries and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy. The Committee

will obtain and review all information regarding each issuer's proxy related material as it recognizes that there may not be one decision that is right for all situations and that each proxy vote must be evaluated on its own merits.

         Although this typically means that some proxy issues are voted on a case-by-case basis, the Committee utilizes the firm's pre-determined proxy voting policies and guidelines whenever possible to ensure consistency and relevancy with the overall proxy voting process. For example, some factors that are considered include: an in-depth look at each company's organizational structure; executive and operating management styles, board of directors structure, corporate culture and governance processes, implicit and explicit social and economic product benefits, and the impact or economic implications of the available alternatives.


         CONFLICTS OF INTEREST. Due to Trusco's diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its affiliates, occasions may from time to time arise in which the Committee believes that a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material. Examples of material conflicts of interest that may arise could include those where the shares to be voted involve:

         (1) Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

         (2) An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

         (3) An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

         (4) A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

         (5) A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates.

         Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

         (1)      Retain an independent fiduciary to vote the shares.

         (2) Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

         Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

         SECURITIES LENDING PROGRAM. Trusco also manages assets for several clients (including mutual funds) who engage in "security lending" programs. A typical security lending program is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by extracting intrinsic value from each loan and generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

II. EFFECTIVE APRIL 3, 2006, THE STATEMENT OF ADDITIONAL INFORMATION HAS BEEN MODIFIED AS FOLLOWS:

(1) The third paragraph of the subsection titled "15. Shares of Mutual Funds" on page B-19 in the section under the heading "Additional Information on Portfolio Investments" is deleted in its entirety and replaced with the following:

         Investments in certain exchange traded funds ("ETFs") are not subject to certain provisions of the 1940 Act described above. For example, pursuant to an SEC exemptive order, certain series of HighMark Funds may invest without such limitations in iShares Funds. Any investments by a series of HighMark Funds that exceed the aforementioned 1940 Act limitations are subject to the terms and conditions of the exemptive order and a participation agreement between such series and iShares Funds. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.


(2) The following paragraphs are added to the end of the subsection titled "41. Illiquid Securities" in the section under the heading "Additional Information on Portfolio Investments" on page B-37:

         The Asset Allocation Portfolios may invest in HighMark Enhanced Growth Fund, a series of HighMark Funds not covered in this Statement of Additional Information. HighMark Enhanced Growth Fund may invest up to 5% of its assets in the convertible preferred stock, convertible debt, common stock, preferred stock, and warrants of privately held companies. These companies may present greater opportunity for growth, but there are significant risks associated with these investments. Many privately held companies are smaller firms with less experienced management, limited product lines, undeveloped markets and limited financial resources. They may also be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.

         In addition, the risks associated with investing in companies in the early stages of product development are greater than those associated with more established companies because the concepts involved are generally unproven, the companies have little or no track record, and they are more vulnerable to competition, technological advances and changes in market and economic conditions. Since privately held companies do not file periodic reports with the SEC, there is less publicly available information about them than about other companies.

         HighMark Enhanced Growth Fund will likely invest in privately held companies that have already received funding from other sources. There may be significant competition for these types of investments, and the economic terms that HighMark Enhanced Growth Fund obtains from these companies may be less favorable than if HighMark Enhanced Growth Fund had invested earlier. Moreover, HighMark Enhanced Growth Fund's ability to realize value from an investment in a privately held company is dependent upon the successful completion of the company's IPO or the sale of the company to another company, which may not occur, if at all, for a period of several years after HighMark Enhanced Growth Fund's investment.

         Privately held companies are extremely illiquid and HighMark Enhanced Growth Fund may not be able to sell its holding in a privately held company without severe market impact. HighMark Enhanced Growth Fund will normally be unable to sell its privately held securities at all until the company's IPO or sale to another company. In the event of a negative event that results in HighMark Enhanced Growth Fund wishing to sell the security, it may be difficult or impossible to do so quickly, or at the current trading price.

(3) The following subsection is added to the end of the section under the heading "Additional Information on Portfolio Investments" on page B-37:

         43. INITIAL PUBLIC OFFERINGS. Certain series of HighMark Funds in which the Asset Allocation Portfolios may invest, but which are not covered in this Statement of Additional Information, may invest in initial public offerings ("IPOs"), including secondary offerings of newly public companies. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned public companies. Many IPOs are smaller firms with less experienced management, limited product lines, undeveloped markets and limited financial resources. They may also be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. In addition, the risks associated with investing in companies in the early stages of product development are greater than those associated with more established companies because the concepts involved are generally unproven, the companies have little or no track record, and they are more vulnerable to competition, technological advances and changes in market and economic conditions. For foreign IPOs, the risks may be more significant when combined with the risks of investing in developed and emerging markets.

III. EFFECTIVE JANUARY 30, 2006 THE STATEMENT OF ADDITIONAL INFORMATION HAS BEEN MODIFIED AS FOLLOWS:

The table titled "Income Plus Allocation Fund" on page B-53 in the sub-section "Sales Charges" in the section "Additional Purchase and Redemption Information" is deleted in its entirety and replaced with the following:

                               INCOME PLUS ALLOCATION FUND

                                     CLASS A SHARES

                                                          Sales Charge as
                                    Sales Charge             Appropriate           Commission as
                                    As Percentage         Percentage of Net        Percentage of
Amount of Purchase                Of Offering Price        Amount Invested         Offering Price
                                  -----------------        ---------------        ----------------
0 - $49,999                             4.50%                   4.71%                  4.05%
$50,000 -- $99,999                      4.00%                   4.17%                  3.60%
$100,000 --  $249,999                   3.50%                   3.63%                  3.15%
$250,000 -- $499,999                    2.25%                   2.30%                  2.03%
$500,000 -- $999,999                    2.00%                   2.04%                  1.80%
$1,000,000 and Over*                    0.00%                   0.00%                  0.00%
-----------
           * A contingent deferred sales charge of 0.50% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.



PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.